UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 028-10320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Denise Carlquist
Title:   Client Services Manager
Phone:   650-854-5100_
Signature, Place, and Date of Signing:

Denise Carlquist Menlo Park, CA August 11, 2004


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      89
Form 13F Information Table Value Total:       $124,614


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                	       CLASS                        MKTVAL         PRN      INVST    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE		CUSIP       x$100    SHS   AMT CALL DSCRT    MGR            SOLE    SHR      NONE
------------------------------ ------		--------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Int'l Group Inc.      COM              026874107      246     3450 SH       DEFINED                     0        0     3450
Arch Coal Inc.                 COM              039380100      316     8645 SH       DEFINED                  4795        0     3850
Avalon Bay Communities Inc.    COM              053484101     2302    40735 SH       DEFINED                 31395        0     9340
Avery Dennison Corp.           COM              053611109      991    15479 SH       DEFINED                 12344        0     3135
Bank of America Corp.          COM              060505104      935    11050 SH       DEFINED                  8695        0     2355
W.R. Berkeley Corp.            COM              084423102     1907    44395 SH       DEFINED                 34435        0     9960
Blackrock Advantage Term Tr    COM    		09247A101      348    31600 SH       DEFINED                 28043        0     3557
Blackrock CA Insd Muni Term Tr COM		09247G108     2606   164328 SH       DEFINED                131548        0    32780
Blackrock Inv't Qlty Term Tr   COM	   	09247J102      353    36120 SH       DEFINED                 34490        0     1630
Blackrock Ins Muni Term Tr     COM		09247K109      495    30645 SH       SOLE                    30645        0        0
Blackrock Broad Invstmnt       COM	 	09247Q106      163    10515 SH       SOLE                    10515        0        0
Bristol-Myers Squibb Co.       COM              110122108      811    33111 SH       DEFINED                 26491        0     6620
CBRL Group Inc.                COM              12489V106     1334    43246 SH       DEFINED                 33676        0     9570
Catellus Developmemt Corp.     COM              149113102     1994    80900 SH       DEFINED                 61950        0    18950
Cisco Systems Inc.             COM              17275R102      278    11728 SH       DEFINED                     0        0    11728
Clorox Co.                     COM              189054109      991    18421 SH       DEFINED                 14866        0     3555
Coca-Cola Company              COM              191216100      924    18306 SH       DEFINED                 14911        0     3395
Colgate Palmolive Co.          COM              194162103      892    15263 SH       DEFINED                 12153        0     3110
Conagra Inc.                   COM              205887102     1298    47939 SH       DEFINED                 38634        0     9305
Credence Systems Corp.         COM              225302108      414    30000 SH       DEFINED                     0        0    30000
Dentsply Intl Inc. New         COM              249030107     2112    40545 SH       DEFINED                 32070        0     8475
General Electric Co.           COM              369604103     1076    33201 SH       DEFINED                 22042        0    11159
Genuine Parts Co.              COM              372460105     1014    25567 SH       DEFINED                 20662        0     4905
Global Imaging System Inc.     COM              37934A100      938    25580 SH       DEFINED                 19980        0     5600
Hewlett-Packard                COM              428236103     1719    81475 SH       DEFINED                 63645        0    17830
ING Prime Rate Trust           COM              44977W106      432    53634 SH       DEFINED                 27400        0    26234
Intel Corp.                    COM              458140100      220     7960 SH       DEFINED                  1400        0     6560
Ishares MSCI Japan 	       COM              464286848     2377   223859 SH       DEFINED                166482        0    57377
Ishares MSCI Emerging          COM              464287234     1007     6230 SH       DEFINED                  4630        0     1600
Ishares MSCI EAFE              COM              464287465     3246    22697 SH       DEFINED                 15587        0     7110
iShares Russell 2000           COM              464287655      233     1974 SH       DEFINED                   230        0     1744
JPmorgan Chase & CO.           COM              46625H100      968    24965 SH       DEFINED                 19575        0     5390
Jefferson Pilot Corp.          COM              475070108      938    18459 SH       DEFINED                 14799        0     3660
Johnson & Johnson              COM              478160104     2107    37834 SH       DEFINED                 29280        0     8554
Kerr-Mc Gee Corp.              COM              492386107     2210    41106 SH       DEFINED                 34101        0     7005
Koninklijke Ahold NV           COM              500467303      945   119170 SH       DEFINED                 93480        0    25690
Kraft Foods Inc.               COM              50075N104     1216    38371 SH       DEFINED                 31416        0     6955
Marsh & Mclennan Cos Inc.      COM              571748102      814    17936 SH       DEFINED                 14501        0     3435
Moodys Corp.                   COM              615369105      323     5000 SH       DEFINED                     0        0     5000
Nasdaq 100 Tr                  COM              631100104     5024   133115 SH       DEFINED                107108        0    26007
Newell Rubbermaid Inc.         COM              651229106      915    38931 SH       DEFINED                 31531        0     7400
Omnicare Inc.                  COM              681904108     1860    43459 SH       DEFINED                 34059        0     9400
Oracle Corp.                   COM              68389X105      228    19153 SH       DEFINED                     0        0    19153
O'Reilly Automotive Inc.       COM              686091109     1015    22465 SH       DEFINED                 17405        0     5060
Pfizer Inc.                    COM              717081103     1427    41614 SH       DEFINED                 26634        0    14980
Pitney-Bowes, Inc.             COM              724479100      954    21569 SH       DEFINED                 17439        0     4130
Plum Creek Timber Co Inc.      COM              729251108     2036    62500 SH       DEFINED                 47860        0    14640
Procter & Gamble Company       COM              742718109     1015    18640 SH       DEFINED                 14180        0     4460
Rayonier Inc.                  COM              754907103      292     6580 SH       DEFINED                  3980        0     2600
Regis Corp.                    COM              758932107     1965    44062 SH       DEFINED                 35022        0     9040
Rydex S&P Equal Weight ETF     COM              78355W106      572     3999 SH       DEFINED                  2921        0     1078
SCP Pool Corp.                 COM              784028102     1554    34535 SH       DEFINED                 28099        0     6436
SPDR                           COM              78462F103     8374    73114 SH       DEFINED                 47645        0    25469
San Juan Basin Royalty Trust   COM              798241105     2916   119694 SH       DEFINED                 89245        0    30449
Sara Lee Corp.                 COM              803111103     1029    44747 SH       DEFINED                 36197        0     8550
Energy Select Sector SPDR      COM              81369Y506     2831    89944 SH       DEFINED                 64885        0    25059
Simon Property Grp Inc.        COM              828806109     2437    47402 SH       DEFINED                 37607        0     9795
STERIS Corp.                   COM              859152100      807    35784 SH       DEFINED                 28424        0     7360
streetTRACKS Willshire         COM              86330E604     1921    12403 SH       DEFINED                  7867        0     4536
Sumtotal Systems Inc.          COM              866615107       70    10839 SH       DEFINED                     0        0    10839
Sun Microsystems Inc.          COM              866810104       49    11300 SH       DEFINED                  8300        0     3000
Toro Company                   COM              891092108     2480    35389 SH       DEFINED                 27564        0     7825
Trimble Navigation Ltd         COM              896239100      981    35305 SH       DEFINED                 27530        0     7775
Unilever N V                   COM              904784709      951    13880 SH       DEFINED                 11265        0     2615
Unitedhealth Group Inc.        COM              91324P102     1996    32060 SH       DEFINED                 25050        0     7010
Wal-Mart Stores, Inc.          COM              931142103      977    18524 SH       DEFINED                 15133        0     3391
Wells Fargo & Co (New)         COM              949746101      992    17338 SH       DEFINED                 13503        0     3835
Westcorp                       COM              957907108      983    21637 SH       DEFINED                 16777        0     4860
Westpac Banking Corp. ADS      COM              961214301     2187    35415 SH       DEFINED                 27490        0     7925
Ingersoll Rand Co.             COM              G4776G101     1846    27020 SH       DEFINED                 21000        0     6020
RenaissanceRe Holdings Ltd.    COM              G7496G103     2362    43786 SH       DEFINED                 34966        0     8820